Credit Quality of Financing Receivables and the Allowance for Credit Losses (Information about Troubled Debt Restructurings of Financing Receivables) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	¥ 24,002	¥ 16,826	¥ 19,282
Post-modification outstanding recorded investment	19,776	13,804	15,295
Financing Receivables Modification, Subsequently Defaulted Recorded Investment	1,139	1,712	2,013
Consumer-Card loans
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment			2,106
Post-modification outstanding recorded investment			1,393
Consumer - Other
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment			10,952
Post-modification outstanding recorded investment			7,796
Commercial, industrial and other companies in overseas | Overseas
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment			6,002
Post-modification outstanding recorded investment			6,001
Consumer borrowers
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	9,279	12,041	13,280
Post-modification outstanding recorded investment	6,727	9,025	9,294
Financing Receivables Modification, Subsequently Defaulted Recorded Investment	387	1,687	2,013
Consumer borrowers | Consumer - Real Estate Loans
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	34	19	222
Post-modification outstanding recorded investment	23	17	105
Consumer borrowers | Consumer-Card loans
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	1,677	1,899
Post-modification outstanding recorded investment	1,261	1,396
Financing Receivables Modification, Subsequently Defaulted Recorded Investment	36	22	22
Consumer borrowers | Consumer - Other
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	7,568	10,123
Post-modification outstanding recorded investment	5,443	7,612
Financing Receivables Modification, Subsequently Defaulted Recorded Investment	351	1,665	1,991
Corporate borrowers
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	14,723	4,785	6,002
Post-modification outstanding recorded investment	13,049	4,779	¥ 6,001
Financing Receivables Modification, Subsequently Defaulted Recorded Investment	752	25
Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment		751
Post-modification outstanding recorded investment		751
Corporate borrowers | Commercial, industrial and other companies in overseas | Overseas
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	14,574	4,034
Post-modification outstanding recorded investment	12,900	4,028
Financing Receivables Modification, Subsequently Defaulted Recorded Investment	¥ 752	¥ 25